Related Party Transactions (Schedule Of Related Party Transactions) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Related Party Transactions [Abstract]
Sales of products	¥ 1,128	¥ 1,847	¥ 2,461
Purchases of raw materials	3,757	6,155	4,622
Receivables	338	459	696
Payables	1,255	2,653	2,717
Purchases of software, hardware and others	66	95	442
Research and development expenses, computer rentals, maintenance and other expenses	¥ 1,634	¥ 1,976	¥ 1,779